Note 16 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 16: SUBSEQUENT EVENTS

On April 30, 2025, the Company acquired all outstanding stock of Evoke Neuroscience, Inc. (“Evoke”), a privately held company which provides customers with a package of hardware and software to measure the electrical activity of the brain. The consideration transferred of approximately $6,000 consists of $3,000 in cash and 857,149 shares of the Company’s shares of common stock for consideration of $3,000. The Company may also be subject to payment of contingent consideration up to $500 based on earnout targets. Due to the timing of the closing of this transaction, the Company has not yet completed its evaluation of the accounting for this transaction, and the identification and determination of fair value of certain assets and liabilities acquired in accordance with ASC 805, Business Combinations. The Company is evaluating the potential effects of this acquisition on the financial statements. Accordingly, financial information has not been provided as such information is not currently readily available.

On April 28, 2025, the Company issued 340,000 shares of common stock pursuant to the Inducement Agreement (Note 11).

On April 28, 2025, the Company entered into a settlement agreement relating to the termination of a former employee of the Company. Pursuant to the settlement agreement, the Company has agreed to issue 21,000 shares of the Company's shares of common stock as full and final settlement compensation.

NOTE 18: SUBSEQUENT EVENTS

The subsequent events below are major events or transactions that occurred after the year ended December 31, 2024, but before the issuance of these consolidated financial statements. The below events occurred between January 1, 2025 and April 3, 2025:

On February 12, 2025, PIPE Warrants (Note 12.b) to purchase up to 823,529 and Pre-funded warrants (Note 12.c) to purchase up to 504,324 were exercised and 1,327,853 shares of common stock were issued. The Company received aggregate gross proceeds of $5,625.

On February 14, 2025, convertible promissory note (Note 9) was converted to 800,000 shares of common stock.

On February 19, 2025, Convertible Promissory Note Warrants (Note 9) to purchase up to 800,000 warrants were exercised and 800,000 shares of common stock were issued. The Company received aggregate gross proceeds of $3,200.

On March 28, 2025, the Company issued 547,737 units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock, at a combined purchase price of $3.00 per unit. The Company received aggregate net proceeds of $1,567. Each warrant entitles the purchasers to acquire one share of common stock at a price of $4.00 per share for a period of three years from the date of issue. The Company issued broker warrants to purchase up to 25,958 shares of common stock to the associated broker in connection with the offering.